LEASES (Tables)	6 Months Ended
Jun. 30, 2022
LEASES
Summary of information related to company's leases

Additional information related to the Company’s leases as of and for the six months ended June 30, 2022, is as follows (in thousands, except for the lease term and discount rate):

As of June 30,
2022
Right of use asset	$49,959
Lease liabilities, current	10,468
Lease liabilities, non-current	49,113
Total lease liabilities	$59,581
Weighted average remaining lease term	6.8 years
Weighted average discount rate	5.6%
Cash paid for amounts included in lease liabilities	$7,470
Right of use asset obtained in exchange for lease obligation upon adoption	$53,076
Right of use asset obtained in exchange for lease obligation during six months ending June 30, 2022	$5,514

Schedule of maturities of lease liabilities

As of June 30,
Year ending December 31,	2022
2022 (remaining)	$6,925
2023	11,811
2024	12,205
2025	12,106
2026	6,679
Thereafter	24,918
Total undiscounted lease payments	74,644
Less: imputed interest	$(15,063)
Total lease liabilities	$59,581